Information about Level 3 Corporate Bond and Other Debt Securities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	¥ 33	¥ 696	¥ 1,436
Total gains or losses (realized /unrealized)
Included in earnings	(9)	(30)	(262)
Included in other comprehensive income	(7)	71	(132)
Purchase, issuance, and settlements		(457)	(859)
Transfer in and/or out of Level 3	77	(247)	513
Balance at end of period	¥ 94	¥ 33	¥ 696